Borrowings (Tables)	12 Months Ended
Dec. 31, 2020
Debt Instrument [Domain]
Schedule of Repurchase Agreements
	December 31, 2020		December 31, 2019
		Repurchase liability		Repurchase liability
	Repurchase	weighted average	Repurchase	weighted average
(Dollars in thousands)	liability	interest rate	liability	interest rate
U.S. Treasury securities
Within 30 days	$67,157	1.16%	$88,646	2.59%
After 30 to 90 days	39,318	1.20	78,061	2.36
After 90 days	9,979	0.33	24,538	2.52
Total U.S. Treasury securities	116,454	1.10	191,245	2.49
Mortgage-backed securities
Within 30 days	3,778	0.28	1,235	0.30
After 30 to 90 days	268	1.50	-	-
Total mortgage-backed securities	4,046	0.36	1,235	0.30
Collateralized mortgage obligations
Within 30 days	803	0.24	898	0.24
Total collateralized mortgage obligations	803	0.24	898	0.24
Total	$121,303	1.07%	$193,378	2.46%

Notes Payable
(In thousands)	December 31, 2020	December 31, 2019
Advances with the FHLB with maturities ranging from 2021 through 2029 paying interest at monthly fixed rates ranging from 0.39% to 4.19% (2019 - 1.14% to 4.19%)	$542,469	$421,399
Advances with the FRB maturing on 2022 paying interest at annual fixed rate of 0.35%	1,009	-
Unsecured senior debt securities maturing on 2023 paying interest semiannually at a fixed rate of 6.125%, net of debt issuance costs of $3,426 (2019 - $4,693)	296,574	295,307
Junior subordinated deferrable interest debentures (related to trust preferred securities) with maturities ranging from 2033 to 2034 with fixed interest rates ranging from 6.125% to 6.7%, net of debt issuance costs of $369 (2019 - $396)	384,929	384,902
Total notes payable	$1,224,981	$1,101,608

Maturity distribution of debt securities
	Assets sold under
(In thousands)	agreements to repurchase	Notes payable	Total
2021	$121,303	$50,040	$171,343
2022	-	104,156	104,156
2023	-	339,835	339,835
2024	-	91,944	91,944
2025	-	139,920	139,920
Later years	-	499,086	499,086
Total borrowings	$121,303	$1,224,981	$1,346,284

Federal Funds Purchased And Securities Sold Under Agreements To Repurchase
Schedule Of Maximum Aggregate Balance Average Aggregate Balance And Weighted Average Interest Rate [Text Block]
Assets sold under agreements to repurchase:

(Dollars in thousands)	2020	2019
Maximum aggregate balance outstanding at any month-end	$195,498	$281,833
Average monthly aggregate balance outstanding	$143,718	$222,565
Weighted average interest rate:
For the year	1.63%	2.64%
At December 31	1.11%	2.50%

Short term borrowings
Schedule Of Maximum Aggregate Balance Average Aggregate Balance And Weighted Average Interest Rate [Text Block]
Other short-term borrowings:

(Dollars in thousands)	2020	2019
Maximum aggregate balance outstanding at any month-end	$100,000	$160,000
Average monthly aggregate balance outstanding	$21,557	$8,703
Weighted average interest rate:
For the year	0.56%	2.50%
At December 31	0.73%	1.85%